Income taxes (Significant components of deferred tax assets and liabilities) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset, recognized in earnings	$ (51,296,000)	$ (92,791,000)
Deferred tax assets	843,131,000	892,860,000
Deferred tax liabilities	0	0
Net deferred tax asset (liability)	843,131,000	892,860,000	$ 984,071,000
Property, plant and equipment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset, recognized in earnings	(41,454,000)	67,736,000
Net deferred tax assets	475,008,000	515,872,000
Provision for reclamation [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset, recognized in earnings	(11,237,000)	(4,157,000)
Net deferred tax assets	188,422,000	199,659,000
Inventories [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset, recognized in earnings	(4,979,000)	3,292,000
Net deferred tax assets	6,561,000	11,540,000
Net deferred tax liabilities	0	0
Foreign exploration and development [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset, recognized in earnings	(398,000)	(51,000)
Net deferred tax assets	2,191,000	2,589,000
Income tax losses (gains) [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset, recognized in earnings	(8,108,000)	(141,907,000)
Net deferred tax assets	85,668,000	93,776,000
Defined benefit plan actuarial losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset, recognized in earnings	0	0
Net deferred tax assets	5,233,000	4,279,000
Long-term investments and other, deferred tax assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset, recognized in earnings	14,880,000	(17,704,000)
Net deferred tax assets	80,048,000	65,145,000
Deferred tax assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset, recognized in earnings	(51,296,000)	(92,791,000)
Net deferred tax assets	843,131,000	892,860,000
Property, plant and equipment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset, recognized in earnings	0	0
Net deferred tax liabilities	0	0
Inventories [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset, recognized in earnings	0	0
Net deferred tax liabilities	0	0
Deferred tax liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset, recognized in earnings	0	0
Net deferred tax liabilities	$ 0	$ 0